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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust LLC
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia International Value Master Portfolio

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
BRAZIL 5.5%
Brasil Telecom SA, ADR(a)	352,511	$6,281,746
Brasil Telecom SA, ADR(a)	199,977	1,283,852
Centrais Eletricas Brasileiras SA, ADR(a)(b)	1,842,040	17,112,552
Petroleo Brasileiro SA, ADR(a)(b)	879,743	22,055,157
Tele Norte Leste, ADR(a)(b)	691,100	6,537,806
Telefonica Brasil SA, ADR(a)(b)	353,756	9,540,799
Tim Participacoes SA, ADR(a)(b)	214,753	5,113,269
Total		67,925,181
FINLAND 0.8%
Nokia OYJ(a)(b)	1,627,265	9,404,929
FRANCE 11.9%
Alcatel-Lucent(a)(b)(c)	1,688,500	2,825,877
Carrefour SA(a)	891,160	23,727,505
France Telecom SA(a)	1,838,170	31,727,806
Natixis(a)	2,404,246	6,983,502
Renault SA(a)	125,200	4,691,298
Sanofi(a)	480,886	33,636,042
Total SA(a)	857,781	44,255,110
Total		147,847,140
GERMANY 3.1%
Deutsche Bank AG, Registered Shares(a)	198,375	7,751,119
Deutsche Telekom AG(a)	2,392,100	31,060,542
Total		38,811,661
IRELAND 1.4%
CRH PLC(a)	890,616	16,900,292
ITALY 8.1%
ENI SpA(a)	2,265,287	47,974,872
Intesa Sanpaolo SpA(a)	10,191,238	16,927,339
Italcementi SpA, Savings Shares(a)	890,500	2,441,426
Telecom Italia SpA(a)	1,120,510	1,268,557
Telecom Italia SpA(a)	32,972,210	32,217,478
Total		100,829,672
JAPAN 30.8%
Astellas Pharma, Inc.(a)	555,900	21,427,955
Canon, Inc.(a)	425,400	19,084,387
Dai Nippon Printing Co., Ltd.(a)(b)	1,555,000	15,262,223
Daiichi Sankyo Co., Ltd.(a)	852,600	15,373,703
FUJIFILM Holdings Corp.(a)	890,505	21,613,009
Japan Tobacco, Inc.(a)(b)	3,283	15,754,351

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsubishi UFJ Financial Group, Inc.(a)	4,286,731	$18,775,957
Mizuho Financial Group, Inc.(a)	9,660,300	12,717,105
MS&AD Insurance Group Holdings, Inc.(a)	864,200	16,965,613
Nippon Telegraph & Telephone Corp.(a)	720,600	35,538,891
Nissan Motor Co., Ltd.(a)	903,100	8,293,449
NKSJ Holdings, Inc.(a)	597,250	11,804,319
Ono Pharmaceutical Co., Ltd.(a)	262,800	13,691,635
Rohm Co., Ltd.(a)	271,300	12,996,035
Seven & I Holdings Co., Ltd.(a)	871,200	24,324,326
Sony Corp.(a)	897,900	16,545,589
Sumitomo Mitsui Financial Group, Inc.(a)	685,842	19,076,475
Sumitomo Mitsui Trust Holdings, Inc.(a)	1,436,000	4,400,149
Taisho Pharmaceutical Holdings Co., Ltd.(a)(c)	114,599	7,668,499
Takeda Pharmaceutical Co., Ltd.(a)	499,800	20,528,773
TDK Corp.(a)	185,000	9,453,002
Tokio Marine Holdings, Inc.(a)	831,600	20,213,030
Toyota Motor Corp.(a)	678,300	22,336,777
Total		383,845,252
MEXICO 1.2%
America Movil SAB de CV, Class L, ADR(a)(b)	125,700	2,994,174
Cemex SAB de CV, ADR(a)(b)(c)	2,675,692	12,468,725
Total		15,462,899
NETHERLANDS 6.8%
Aegon NV(a)(c)	3,899,357	17,022,296
Koninklijke Ahold NV(a)	2,014,032	25,639,073
STMicroelectronics NV(a)(b)	2,348,200	14,882,137
Unilever NV-CVA(a)	782,349	26,646,678
Total		84,190,184
PORTUGAL 1.0%
Portugal Telecom SGPS SA(a)	2,106,976	13,019,935
SOUTH KOREA 2.8%
Korea Electric Power Corp., ADR(a)(c)	1,294,050	14,363,955
SK Telecom Co., Ltd.(a)	154,177	20,659,419
Total		35,023,374
SPAIN 1.0%
Telefonica SA(a)	697,443	13,096,825

Issuer		Shares	Value

Common Stocks (continued)
SWEDEN 1.0%
Telefonaktiebolaget LM Ericsson, Class B(a)		1,137,168	$12,131,550
SWITZERLAND 6.3%
Swiss Re AG(a)(c)		591,500	31,291,241
Swisscom AG(a)		40,130	15,154,884
TE Connectivity Ltd.(a)		621,343	19,702,787
UBS AG, Registered Shares(a)(c)		975,930	12,018,048
Total			78,166,960
UNITED KINGDOM 17.9%
AstraZeneca PLC(a)		579,085	26,671,367
Barclays PLC(a)		4,818,407	13,880,510
BP PLC(a)		3,702,520	26,814,997
GlaxoSmithKline PLC(a)		1,142,048	25,310,111
HSBC Holdings PLC(a)		983,039	7,668,151
ITV PLC(a)		16,612,376	16,989,562
J Sainsbury PLC(a)		4,965,329	23,780,519
Kingfisher PLC(a)		5,003,400	20,163,995
Marks & Spencer Group PLC(a)		4,290,980	22,326,777
Vodafone Group PLC(a)		5,952,690	16,114,585
Wm Morrison Supermarkets PLC(a)		4,483,765	22,731,991
Total			222,452,565
Total Common Stocks (Cost: $1,604,208,695)			$1,239,108,419

		Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.155%(d)(e)		1,015,935	$1,015,935
Total Money Market Funds (Cost: $1,015,935)			$1,015,935

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.4%
Asset-Backed Commercial Paper 0.9%
Amsterdam Funding Corp.
12/08/11	0.250%	1,999,514	$1,999,514
Argento Variable Funding Company LLC
12/01/11	0.220%	1,999,988	1,999,988
Aspen Funding Corp.
12/14/11	0.330%	1,999,450	1,999,450

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Gemini Securitization Corporation (FKA Twin Towers)
12/05/11	0.300%	$1,999,483	$1,999,483
Liberty Street Fund Corporation
12/01/11	0.080%	1,999,996	1,999,996
Rheingold Securitization
12/12/11	0.600%	999,450	999,450
Total			10,997,881
Certificates of Deposit 1.3%
ABM AMRO Bank N.V.
12/12/11	0.420%	1,999,253	1,999,253
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
12/09/11	0.380%	1,000,000	1,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	2,000,000	2,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	4,000,063	4,000,063
Total			16,999,316
Repurchase Agreements 3.2%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $13,000,054(f)
	0.150%	13,000,000	13,000,000
Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(f)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,042(f)
	0.150%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $6,683,287(f)
	0.110%	$6,683,266	$6,683,266
Total			39,683,266

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $67,680,463)	$67,680,463
Total Investments
(Cost: $1,672,905,093)(g)	$1,307,804,817(h)
Other Assets & Liabilities, Net	(63,797,830)
Net Assets	$1,244,006,987

Notes to Portfolio of Investments

(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,239,108,419 or 99.61% of net assets.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$110,845,112	$(109,829,177)	$—	$1,015,935	$4,800	$1,015,935

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$2,091,946
Ginnie Mae I Pool	2,034,615
Ginnie Mae II Pool	4,285,608
Government National Mortgage Association	4,847,831
Total Market Value of Collateral Securities	$13,260,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$10,200,024
Total Market Value of Collateral Securities	$10,200,024

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$838,925
United States Treasury Note/Bond	5,149,227
United States Treasury Strip Principal	828,780
Total Market Value of Collateral Securities	$6,816,932

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,672,905,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,770,000
Unrealized Depreciation	(464,870,000)
Net Unrealized Depreciation	$(365,100,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$111,347,447	$—	$111,347,447
Consumer Staples	—	162,604,442	—	162,604,442
Energy	22,055,157	119,044,978	—	141,100,135
Financials	—	217,494,855	—	217,494,855
Health Care	—	164,308,086	—	164,308,086
Industrials	—	15,262,223	—	15,262,223
Information Technology	19,702,786	102,390,927	—	122,093,713
Materials	12,468,725	19,341,717	—	31,810,442
Telecommunication Services	31,751,647	209,858,923	—	241,610,570
Utilities	31,476,506	—	—	31,476,506
Total Equity Securities	117,454,821	1,121,653,598	—	1,239,108,419

Other
Money Market Funds	1,015,935	—	—	1,015,935
Investments of Cash Collateral Received for Securities on Loan	—	67,680,463	—	67,680,463
Total Other	1,015,935	67,680,463	—	68,696,398
Total	$118,470,756	$1,189,334,061	$—	$1,307,804,817

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 20, 2012